TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of Transfered Assets and Liabilities [Text Block]	The table below sets out the carrying values of the transferred assets and the associated liabilities.

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2018
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	997	269	989	269
Financial assets at fair value through other comprehensive income	5,691	4,645	5,397	4,645
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	37,180	5,533	11,760	879

	The Group		The Bank
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
At 31 December 2017
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	4,643	3,257	4,636	3,257
Available-for-sale financial assets	19,359	16,753	19,220	16,753
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	35,475	3,730	9,640	779
1	The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £31,647 million (31 December 2017: £21,466 million).

2	The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.